-------------------------------------------------------
LIBERTY VALUE OPPORTUNITIES FUND          ANNUAL REPORT
-------------------------------------------------------

SEPTEMBER 30, 2000



                               [Graphic Omitted]

President's Message

TO OUR SHAREHOLDERS:

You may have noticed that your Fund has a new name. Beginning July 14, the names of~our funds changed to include Liberty. Rest assured, the investment objectives and strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects that your Fund is part of the Liberty Funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial freedom -- however you define it.

I am pleased to present the Liberty Value Opportunities Fund annual report for fiscal year 2000, a period in which investors discovered, once again, the merits of value investing.

The 12 months ended September 30, 2000, began with an exuberant stock market. Between September 1999 and March 2000, investor enthusiasm for a narrow group of technology and telecommunications stocks pushed the markets to ever-higher levels.

The situation changed quickly after mid-March, as investors became concerned about~exceptionally high valuations of these stocks, a growing inflation threat and higher interest rates. This triggered a rapid selloff in the high-flying technology sector. Investors turned instead to companies that offered more reasonable prices and solid fundamental~characteristics -- in other words, value stocks. The resurgence of value stocks was good news for sectors as varied as financial services, healthcare and energy.

This rotation in market leaders is a fresh reminder that any well-balanced portfolio should be diversified by market capitalization, sector and investment style. Historically, growth and value stocks have taken turns leading the market. A well-conceived investment strategy that includes both may help achieve long-term goals.

In the following report, you will find detailed information about the Fund and what~factors that drove its performance in the past months. Please read the report carefully and visit us on the Internet at www.libertyfunds.com for updates on the progress of the markets and the Fund.

As always, we thank you for choosing the Liberty Funds and for the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen E. Gibson

    Stephen E. Gibson
    President
    November 20, 2000

--------------------------------     Because economic and market conditions
  Not FDIC   May Lose Value          change frequently, there can be no
  Insured    No Bank Guarantee       assurance that the trends described in this
--------------------------------     report will continue or come to pass.

HIGHLIGHTS

o  MARKET VOLATILITY PROMPTS INVESTOR REACTION

   The period ended September 30, 2000 was characterized by continued market volatility. Once investors turned their attention away from technology, they began looking for more reasonable prices in return for more predictable earnings,~gravitating toward sectors such as financial services, healthcare, and utilities. ~At the same time, rising prices for oil and gas gave a boost to energy stocks.

o  VALUE RALLY MISSES SOME PORTFOLIO HOLDINGS

   At fiscal year-end, the upturn for value had yet to reach cyclical stocks in areas like auto parts and retailing. We believe the retailing sector is suffering from oversupply due to a surfeit of bricks-and-mortar stores and the availability of merchandise via Internet websites.

         LIBERTY VALUE OPPORTUNITIES FUND PERFORMANCE VS. S&P 500 INDEX
                               9/30/99 - 9/30/00

               Liberty Value Opportunities
                 Fund, Class A shares,                S&P 500
                without a sales charge                 INDEX
                ------------------------------------------------
                      9.80%                            13.27%

Past performance does not guarantee future results. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.

NET ASSET VALUE PER SHARE
AS OF 9/30/00

Class A                $27.44
-----------------------------
Class B                $27.29
-----------------------------
Class C                $27.29
-----------------------------
Class Z                $27.44
-----------------------------

DISTRIBUTIONS DECLARED PER
SHARE FROM 9/30/99 - 9/30/00

Class A               $0.0092
-----------------------------
Class B               $0.0000
-----------------------------
Class C               $0.0000
-----------------------------
Class Z               $0.0645
-----------------------------

ASSET ALLOCATION
                 9/30/99   9/30/00
---------------------------------
Equities          91.2%     99.8%
---------------------------------
Cash equivalents
and other          8.8%      0.2%
---------------------------------

EQUITY PORTFOLIO HIGHLIGHTS

                      PORTFOLIO       S&P 500
                                       INDEX
---------------------------------------------
Number of~holdings       45             500
---------------------------------------------

Dollar weighted median
market capitalization
($mil.)                66,301         80,912
---------------------------------------------

Portfolio holdings and sector~breakdowns are calculated as a~percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain the same~portfolio holdings and sector~breakdown in the future.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

SECTOR BREAKDOWNS
AS OF 9/30/00

                                            S&P 500
                           PORTFOLIO(%)     INDEX(%)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL         27.0%          18.0%
FINANCIAL                     20.0%          16.0%
TECHNOLOGY                    13.0%          30.0%
ENERGY                        13.0%           7.0%
CONSUMER CYCLICAL             11.0%          10.0%
INDUSTRIAL                    10.0%           8.0%
UTILITIES                      6.0%           9.0%
BASIC MATERIALS                0.0%           2.0%

Sector breakdowns are calculated as a percentage of the total holdings in SR&F Growth & Income Portfolio. Because the Portfolio is actively~managed, there can be no guarantee the Portfolio will continue to maintain this breakdown in the future.

Industry sectors in the following~financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

Against a backdrop of considerable volatility, Liberty Value Opportunities Fund~generated a one-year total return through September 30, 2000, of 9.80% for Class A shares without sales charge.(1) While this result surpassed the 9.62% average one-year return for large value funds, according to Morningstar, Inc.,(2) it lagged the 13.27%~one-year total return for the Standard & Poor's 500 Index. We attribute the~underperformance to investors' intense focus on technology stocks during the first two quarters of the fiscal year. The S&P 500 contains a greater number of technology stocks than the Fund, since most technology stocks have not fit our investment parameters.

Rather than pursue high-growth stocks or take on the additional risk associated with high valuations, we focus on quality companies that are undervalued but have a catalyst for improvement in their stock prices. Using quantitatively-based computer programs that evaluate many characteristics of a company and its stock, we screen the universe of large-capitalization U.S. companies. Our goal is to identify those that, relative to the company's long-term history and the marketplace, appear low-priced. The undervaluation may be a function of an issue confronting the company or its industry. Or, as occurred often in the past year, it may be a case of a quality company with no visible problems that has simply been overlooked, even ignored, by investors whose attention was focused elsewhere.

MARKET ROTATION AND RISING ENERGY COSTS BOOSTED PERFORMANCE

The top-performing stock in the portfolio was Enron (3.0% of net assets). Enron's stock price climbed quickly as shortages in reserves of both oil and gas triggered rapid price increases (crude oil prices topped out at $40 per barrel, up from just $10 last winter.) The stock has also benefited from Enron's participation in the utilities industry, an area where deregulation is allowing companies to raise product prices and increase revenues.

Other strong contributors to performance included Biomet and Pharmacia (2.2% and 2.9%, respectively, of net assets). Biomet manufactures orthopedic devices. Despite a good R&D effort and a superior product, the stock had been beaten down by intense competition from a Bristol-Meyers division that was recently sold. We owned shares of Monsanto when it merged with Pharmacia (previously Pharmacia & Upjohn) in the first half of the fiscal year. Since then, investors have realized that the combined~company is poised to generate higher growth rates by bringing innovative drugs to~market, bolstering its research and development effort, and effecting cost efficiencies.

VALUE RALLY MISSES SOME OF OUR HOLDINGS

We have been disappointed by our investments in Lucent Technologies and in paper company Georgia Pacific. For all the company's positive points, Georgia Pacific has not been able to withstand the dramatic downturn in prices for paper and other wood products. After skyrocketing in 1999, prices have fallen from what we knew were unrealistic and unsustainable levels, but the selloff has been more drastic than we anticipated and we have sold our holdings in the company.

The driving factor in Lucent's low valuation is the turmoil in telecommunications. As the many regionally based telecom companies jumped on the national-global competitor bandwagon, they flooded the market with services. The resulting oversupply and~competition for customers has kept earnings down. We have eliminated our position and will wait to see how the industry resolves these issues.

MORE OPPORTUNITIES AHEAD

It is not our policy to predict the direction of equity markets, but we do believe there is one trend we can forecast with some confidence: As long as there is a high level of uncertainty in the market, investors will continue to pay more attention to valuations. As we begin the new fiscal year, the Fund is overweighted in energy and consumer~staples stocks and underweighted in technolology, an area where growth rates appearing to be slowing. We are actively looking for additional financial services and healthcare opportunities to invest in and would expect the rally in value stocks to spread to other sectors in the coming months.

/s/ Harvey B. Hirschhorn           /s/ Scott Schermerhorn

HARVEY B. HIRSCHHORN and SCOTT SCHERMERHORN are co-portfolio managers of Liberty Value Opportunities Fund.~Mr. Hirschhorn and Mr. Schermerhorn, senior vice presidents of the Advisor, have co-managed the Fund since August 2000.

An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

(1) The historical performance of share classes, prior to inception, is based on the performance of Class S shares of the Fund, which had a different expense structure than the newer share classes.

(2) The Fund's return is also compared to the average return of the funds. Included in the Morningstar Large Value Category (Morningstar Average).
    This Morningstar Average is composed of Funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete, or timely. They shall not be responsible for investment decisions, damages, or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

TOP EQUITY HOLDINGS AS OF 9/30/00

Pfizer                    4.5%
------------------------------
General Electric          4.4%
------------------------------
BP Amoco                  4.2%
------------------------------
Citigroup                 4.0%
------------------------------
International Business
Machines                  3.9%
------------------------------
Fannie Mae                3.8%
------------------------------
American Express          3.6%
------------------------------
Proctor & Gamble          3.5%
------------------------------
Walgreen                  3.5%
------------------------------
AT&T                      3.0%
------------------------------

Holdings are calculated as a percentage of net assets in SR&F Growth & Income Portfolio. Because the Portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings in the future.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

PERFORMANCE OF A $10,000
INVESTMENT IN ALL SHARE CLASSES
9/30/90 - 9/30/00

             WITHOUT     WITH
              SALES      SALES
             CHARGE     CHARGE
------------------------------
Class A      45,777     43,145
Class B      45,510     45,510
Class C      45,510     45,510
Class Z      45,874        -

GROWTH OF A $10,000 INVESTMENT SEPTEMBER 30, 1990 TO SEPTEMBER 30, 2000

                                               Value               Value
                                            Opportunities      Opportunities
                            Morningstar        Class A            Class A
                            Large Value      shares with       shares without
            S&P 500          Category        sales charge      sales charge
--------------------------------------------------------------------------------
 9/90      $10,000           $10,000           $ 9,425           $10,000
12/90       10,895            10,762             9,921            10,527
 3/91       12,474            12,292            11,071            11,747
 6/91       12,444            12,281            10,918            11,584
 9/91       13,109            12,971            11,697            12,410
12/91       14,206            13,838            13,137            13,938
 3/92       13,848            13,869            12,958            13,749
 6/92       14,111            14,018            12,809            13,591
 9/92       14,556            14,361            13,336            14,149
12/92       15,287            15,167            14,452            15,334
 3/93       15,953            15,984            14,969            15,882
 6/93       16,030            16,154            14,917            15,827
 9/93       16,443            16,779            15,733            16,693
12/93       16,825            17,111            16,310            17,305
 3/94       16,187            16,572            15,783            16,746
 6/94       16,255            16,635            15,828            16,793
 9/94       17,048            17,291            16,367            17,366
12/94       17,045            19,985            16,287            17,281
 3/95       18,703            18,413            17,044            18,084
 6/95       20,486            19,881            18,444            19,569
 9/95       22,112            21,352            19,823            21,033
12/95       23,444            22,469            21,197            22,491
 3/96       24,703            23,749            22,416            23,784
 6/96       25,809            24,405            23,127            24,538
 9/96       26,607            25,122            24,318            25,801
12/96       28,823            27,155            25,821            27,396
 3/97       29,599            27,605            26,092            27,684
 6/97       34,761            31,421            29,786            31,604
 9/97       37,364            34,167            31,812            33,753
12/97       38,437            34,491            32,461            34,441
 3/98       43,795            38,413            36,502            38,729
 6/98       45,249            38,198            37,262            39,535
 9/98       40,760            33,511            32,909            34,917
12/98       49,434            38,927            38,804            41,171
 3/99       51,896            39,238            39,584            41,999
 6/99       55,549            43,017            42,822            45,434
 9/99       52,088            38,934            39,293            41,690
12/99       59,834            41,520            43,112            45,743
 3/00       61,204            41,652            42,483            45,075
 6/00       59,576            40,707            41,523            44,056
 9/00       58,998            42,665            43,145            45,777

Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on September 30, 1990, and reinvestment of income and~capital gains distributions.The S&P 500 Index is an unmanaged group of large-cap stocks that differs from the composition of the Fund; it is not available for direct investment.

The Fund's return is also compared to the average return of the funds included in the Morningstar Large Value Category (Morningstar Average). This Morningstar Average is composed of Funds with similar investment styles as measured by their underlying portfolio~holdings. Morningstar does not warrant their information to be accurate, correct, complete, or timely. They shall not be responsible for investment decisions, damages, or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00
Share Class         A                  B                  C                Z
Inception        12/1/99            12/1/99             12/1/99         12/1/99
-------------------------------------------------------------------------------
             Without   With     Without   With      Without   With      Without
              Sales    Sales     Sales    Sales      Sales    Sales      Sales
              Charge   Charge    Charge   Charge     Charge   Charge     Charge
-------------------------------------------------------------------------------
1 year         9.80%    3.50%     9.16%    4.16%      9.16%    8.16%     10.03%
-------------------------------------------------------------------------------
5 years       16.83    15.44     16.69    16.47      16.69    16.69      16.87
-------------------------------------------------------------------------------
10 years      16.43    15.74     16.36    16.36      16.36    16.36      16.45
-------------------------------------------------------------------------------

The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales chargeof 1% for the first year only.

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. Liberty Value Opportunities Fund invests all of its investable assets in SR&F Growth and Income Portfolio, which has the same~investment objective and substantially the same investment policies as the Fund. Performance results reflect any voluntary waivers or~reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements performance would have been lower. The historical performance of share classes, prior to inception, is based on the performance of Class S shares of the Fund, which had a different expense structure than the newer share classes. If expenses were restated, performance of Class A, B, and C shares would have been lower.

-----------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------
September 30, 2000
(In thousands)

COMMON STOCKS - 99.8%                                     SHARES      VALUE
-----------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.7%
ADVERTISING - 1.3%
Interpublic Group of Cos., Inc.                             121      $  4,128
                                                                     --------
DEPARTMENT STORES - 0.9%
J.C. Penney Co., Inc.                                       225         2,653
                                                                     --------
GENERAL MERCHANDISE STORES - 2.3%
Wal-Mart Stores, Inc.                                       150         7,219
                                                                     --------
HOME IMPROVEMENT RETAIL - 1.1%
Sherwin-Williams Co.                                        150         3,213
                                                                     --------
PHOTOGRAPHIC EQUIPMENT - 1.7%
Eastman Kodak Co.                                           128         5,224
                                                                     --------
PUBLISHING & PRINTING - 1.4%
Tribune Co.                                                 100         4,362
                                                                     --------
-----------------------------------------------------------------------------
CONSUMER STAPLES - 15.4%
AGRICULTURAL PRODUCTS - 1.5%
Archer Daniels Midland Co.                                  523         4,511
                                                                     --------
DRUG RETAIL - 3.5%
Walgreen Co.                                                280        10,622
                                                                     --------
HOUSEHOLD PRODUCTS - 3.5%
Procter & Gamble Co.                                        160        10,700
                                                                     --------
PACKAGED FOODS - 2.7%
Sara Lee Corp.                                              415         8,428
                                                                     --------
PERSONAL PRODUCTS - 1.3%
Gillette Co.                                                134         4,150
                                                                     --------
TOBACCO - 2.9%
Philip Morris Companies, Inc.                               300         8,831
                                                                     --------
-----------------------------------------------------------------------------
ENERGY - 9.6%
INTEGRATED OIL & GAS - 9.6%
Amerada Hess Corp.                                           91         6,071
BP Amoco PLC ADR                                            243        12,869
Conoco, Inc. Class A                                        105         2,738
Conoco, Inc. Class B                                         61         1,654
USX-Marathon Group                                          218         6,194
                                                                     --------
                                                                       29,526
                                                                     --------
-----------------------------------------------------------------------------
FINANCIALS - 20.0%
BANKS - 5.3%
Chase Manhattan Corp.                                       193         8,923
Wells Fargo & Co.                                           157         7,197
                                                                     --------
                                                                       16,120
                                                                     --------
DIVERSIFIED FINANCIALS - 13.1%
American Express Co.                                        182        11,032
Citigroup, Inc.                                             228        12,341
Fannie Mae                                                  161        11,512
Stilwell Financial, Inc.                                    119         5,159
                                                                     --------
                                                                       40,044
                                                                     --------
INSURANCE - 1.6%
Aon Corp.                                                   128         5,008
                                                                     --------
-----------------------------------------------------------------------------
HEALTH CARE - 15.5%
HEALTH CARE EQUIPMENT - 5.3%
Baxter International, Inc.                                   67         5,316
Biomet, Inc.                                                191         6,668
Boston Scientific Corp., (a)                                252         4,149
                                                                     --------
                                                                       16,133
                                                                     --------
PHARMACEUTICALS - 10.2%
Bristol-Myers Squibb Co.                                    150         8,569
Pfizer, Inc.                                                306        13,762
Pharmacia Corp.                                             150         8,998
                                                                     --------
                                                                       31,329
                                                                     --------
-----------------------------------------------------------------------------
INDUSTRIALS - 10.8%
AEROSPACE & DEFENSE - 2.0%
Boeing Co.                                                  100         6,275
                                                                     --------
CONSTRUCTION & FARM MACHINERY - 1.0%
Deere & Co.                                                  96         3,202
                                                                     --------
DIVERSIFIED COMMERCIAL SERVICES - 2.9%
Ecolab, Inc.                                                250         9,016
                                                                     --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
Littlefuse, Inc. (a)                                         35         1,039
                                                                     --------
INDUSTRIAL CONGLOMERATES - 4.6%
General Electric Co.                                        234        13,499
                                                                     --------
-----------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 10.8%
COMPUTER HARDWARE - 5.6%
Compaq Computer Corp.                                       195         5,378
International Business Machines Corp.                       105        11,812
                                                                     --------
                                                                       17,190
                                                                     --------
INFORMATION TECHNOLOGY CONSULTING & SERVICES - 1.3%
Electronic Data Systems Corp.                                97         4,009
                                                                     --------
NETWORKING EQUIPMENT - 1.0%
Cisco Systems, Inc. (a)                                      54         2,961
                                                                     --------
SEMICONDUCTOR EQUIPMENT - 0.9%
Applied Materials, Inc. (a)                                  44         2,610
                                                                     --------
SEMICONDUCTORS - 0.6%
Intel Corp.                                                  44         1,815
                                                                     --------
SYSTEMS SOFTWARE - 1.4%
Computer Associates International, Inc.                     165         4,163
                                                                     --------
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 6.0%
INTEGRATED TELECOM SERVICES - 6.0%
AT&T Corp.                                                  314         9,236
Verizon Communications                                      190         9,219
                                                                     --------
                                                                       18,455
                                                                     --------
-----------------------------------------------------------------------------
UTILITIES - 3.0%
MULTI-UTILITIES - 3.0%
Enron Corp.                                                 105         9,201
                                                                     --------
TOTAL COMMON STOCKS
    (cost of $162,447) (b)                                            305,636
                                                                     --------
SHORT-TERM OBLIGATIONS - 0.5%
-----------------------------------------------------------------------------
                                                            PAR         VALUE
Associates Corp. of North America
  6.700%(c) 10/2/00                                    $  1,685      $  1,685
                                                                     --------

OTHER ASSETS & LIABILITIES, NET - (0.3)%                                 (872)
-----------------------------------------------------------------------------
Net Assets - 100.0%                                                  $306,449
                                                                     ========

Notes to Investment Portfolio:

(a) Non-income producing.
(b) Cost for federal income tax purposes is $162,517.
(c) Rate represents yield at time of purchase.

              ACRONYM                             NAME
              --------                     -----------------
                ADR                   American Depositary Receipt

See notes to investment portfolio.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2000
(All amounts in thousands)

SR&F GROWTH & INCOME PORTFOLIO
--------------------------------------------------------------------------------

ASSETS
Investments at value (cost $162,447)                       $305,636
Short-term obligations                                        1,685
                                                           --------
                                                            307,321
Cash                                           $    2
Receivable for:
  Dividends                                       445
  Investments sold                                383           830
                                               ------      --------
  Total Assets                                              308,151

LIABILITIES
Payable for:
  Investments purchased                         1,495
Accrued:
  Management fees                                 153
  Bookkeeping fee                                   2
  Transfer agent fee                                1
Other                                              51
                                               ------
  Total Liabilities                                           1,702
                                                           --------
Net Assets                                                 $306,449
                                                           ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2000
(All amounts in thousands)

SR&F GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends                                                           $  4,481
Interest                                                                 521
                                                                   ---------
  Total investment income (net of nonreclaimable
    foreign taxes withheld at source which
    amounted to $28)                                                   5,002

EXPENSES
Management fee                                        $  2,042
Transfer agent fee                                           6
Bookkeeping fee                                             32
Trustees fee                                                17
Custodian fee                                               12
Audit fee                                                   13
Legal fee                                                   10
Other                                                       33         2,165
                                                      --------     ---------
  Net Investment Income                                                2,837
                                                                   ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
  Investments                                           49,594
  Closed futures contracts                                 587
  Foreign currency transactions                            (1)
                                                      --------
Net realized gain                                                     50,180
Net change in unrealized appreciation/
  depreciation on Investments                         (18,863)
  Foreign currency transactions                            (1)
                                                      --------
Net change in unrealized appreciation/depreciation                  (18,864)
                                                                   ---------
Net Gain                                                              31,316
                                                                   ---------
INCREASE IN NET ASSETS FROM OPERATIONS                             $  34,153
                                                                   =========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(All amounts in thousands)

SR&F GROWTH & INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED SEPTEMBER 30,
                                                                      --------------------------------
                                                                        2000                    1999
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                 $  2,837                $  5,114
Net realized gain                                                       50,180                  18,373
Net change in unrealized appreciation/depreciation                     (18,864)                 49,677
                                                                      --------                --------
    Net increase in net assets resulting from operations                34,153                  73,164

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                            2,640                  22,804
Withdrawals                                                           (107,079)                (72,426)
                                                                      --------                --------
    Net Decrease from Transactions in Investors' Beneficial
      Interest                                                        (104,439)                (49,622)
                                                                      --------                --------
    Total Increase (Decrease)                                          (70,286)                 23,542

NET ASSETS
Beginning of period                                                    376,735                 353,193
                                                                      --------                --------
End of period                                                         $306,449                $376,735
                                                                      ========                ========

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

September 30, 2000
(In thousands, except per-share amounts and footnotes)

LIBERTY VALUE OPPORTUNITIES FUND
--------------------------------------------------------------------------------

ASSETS
Investments at value, allocated from
  Portfolio                                                        $306,268
Receivable for:
  Fund shares sold                                        $49
Other                                                      18            67
                                                        -----      --------
  Total Assets                                                      306,335

LIABILITIES
Payable for:
  Fund shares repurchased                                  92
Accrued:
  Administration fee                                       38
  Bookkeeping fee                                           3
  Transfer agent fee                                       44
Other                                                      96
                                                        -----
  Total Liabilities                                                     273
                                                                   --------
Net Assets                                                         $306,062
                                                                   --------
Net asset value & redemption price per share --
   Class A ($397/15)                                               $  27.44(a)
                                                                   --------
Maximum offering price per share --
   Class A ($27.44/0.9425)                                         $  29.11(b)
                                                                   --------
Net asset value & offering price per share --
   Class B ($1,772/65)                                             $  27.29(a)
                                                                   --------
Net asset value & offering price per share --
   Class C ($106/4)                                                $  27.29(a)
                                                                   --------
Net asset value & offering price per share --
   Class S ($303,786/11,075)                                       $  27.43
                                                                   --------
Net asset value, offering and redemption
   price per share -- Class Z ($1/(c))                             $  27.44
                                                                   --------

ANALYSIS OF NET ASSETS
Capital paid in                                                    $118,711
Undistributed net investment income                                      58
Accumulated net realized gain allocated from Portfolio               44,619
Net unrealized appreciation allocated from Portfolio                142,674
                                                                   --------

                                                                   $306,062
                                                                   ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced. (c) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

For the Year Ended September 30, 2000
(In thousands, except per-share amounts and footnotes)

LIBERTY VALUE OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividend income allocated from Portfolio                                             $  4,478
Interest                                                                                  520
                                                                                     --------
  Total investment income (net of nonreclaimable foreign taxes
    withheld at source which amounted to $28)                                           4,998

EXPENSES
Expenses allocated from Portfolio                                      $  2,164
Administrative fee                                                          509
Service fees                                                                  2
Distribution fee -- Class A                                                 (a)
Distribution fee -- Class B                                                   5
Distribution fee -- Class C                                                 (a)
Transfer agent fee                                                          788
Bookkeeping fee                                                              32
Trustees fee                                                                 10
Custodian fee                                                                 2
Audit fee                                                                    11
Legal fee                                                                     7
Reports to shareholders                                                      96
Registration fee                                                             99
Other                                                                        69         3,794
                                                                       --------      --------
  Net Investment Income                                                                 1,204
                                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED
  FROM PORTFOLIO
Net realized gain on:
  Investments                                                            49,604
  Closed futures contracts                                                  587
  Foreign currency transactions                                             (1)
                                                                       --------
Net realized gain                                                                      50,190
Net change in unrealized appreciation/depreciation during the period                  (18,922)
                                                                                     --------
Net Gain                                                                               31,268
                                                                                     --------

Increase in Net Assets from Operations                                               $ 32,472
                                                                                     ========

(a) Round to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(All Amounts in thousands)

LIBERTY VALUE OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                                      --------------------------------
INCREASE (DECREASE) IN NET ASSETS                                       2000(a)                 1999
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                 $  1,204                $  3,410
Net realized gain                                                       50,190                  18,333
Net change in unrealized appreciation/depreciation                     (18,922)                 49,228
                                                                      --------                --------
    Net Increase from Operations                                        32,472                  70,971

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income -- Class A                         (b)                     --
Distributions from net investment income -- Class S                     (1,547)                 (3,859)
From net realized capital gains -- Class S                             (16,297)                 (5,981)
Distributions from net investment income -- Class Z                         (b)                     --
                                                                      --------                --------
      Total distributions to shareholders                              (17,844)                 (9,840)
                                                                      --------                --------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                        424                      --
Value of distributions reinvested -- Class A                                (b)                     --
Cost of shares repurchased -- Class A                                      (38)                     --
                                                                      --------                --------
                                                                           386                      --
                                                                      --------                --------
Receipts for shares sold -- Class B                                      1,760                      --
Cost of shares repurchased -- Class B                                      (30)                     --
                                                                      --------                --------
                                                                         1,730                      --
                                                                      --------                --------
Receipts for shares sold -- Class C                                        130                      --
Cost of shares repurchased -- Class C                                      (24)                     --
                                                                      --------                --------
                                                                           106                      --
                                                                      --------                --------
Receipts for shares sold -- Class S                                     22,261                  91,029
Value of distributions reinvested -- Class S                            16,642                   9,089
Cost of shares repurchased -- Class S                                 (125,481)               (136,512)
                                                                      --------                --------
                                                                       (86,578)                (36,394)
                                                                      --------                --------
Receipts for shares sold -- Class Z                                          1                      --
Value of distributions reinvested -- Class Z                                (b)                     --
                                                                      --------                --------
                                                                             1                      --
                                                                      --------                --------
    Net Decrease from Fund Share Transactions                          (84,355)                (36,394)
                                                                      --------                --------
    Total Increase (Decrease)                                          (69,727)                 24,737

NET ASSETS
Beginning of period                                                    375,789                 351,052
                                                                      --------                --------
End of period (includes undistributed net investment income of
  $58 and $406, respectively)                                         $306,062                $375,789
                                                                      ========                ========

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.
(b) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(All Amounts in thousands)

LIBERTY VALUE OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------
                                                                          YEAR ENDED SEPTEMBER 30,
                                                                      --------------------------------
                                                                        2000(a)                 1999
NUMBER OF FUND SHARES
Sold -- Class A                                                             17                      --
Issued for distributions reinvested -- Class A                              (b)                     --
Repurchased -- Class A                                                      (2)                     --
                                                                      --------                --------
                                                                            15                      --
                                                                      --------                --------
Sold -- Class B                                                             66                      --
Repurchased -- Class B                                                      (1)                     --
                                                                      --------                --------
                                                                            65                      --
                                                                      --------                --------
Sold -- Class C                                                              5                      --
Repurchased -- Class C                                                      (1)                     --
                                                                      --------                --------
                                                                             4                      --
                                                                      --------                --------
Sold -- Class S                                                            838                   3,502
Issued for distributions reinvested -- Class S                             630                     367
Repurchased -- Class S                                                  (4,772)                 (5,124)
                                                                      --------                --------
                                                                        (3,304)                 (1,255)
                                                                      --------                --------
Sold -- Class Z                                                             (b)                     --
Issued for distributions reinvested -- Class Z                              (b)                     --
                                                                      --------                --------
                                                                            (b)                     --
                                                                      --------                --------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.
(b) Rounds to less than one.

See notes to financial statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

September 30, 2000


NOTE 1. ACCOUNTING POLICIES
ORGANIZATION
Liberty Value Opportunities Fund -- Class A, B, C and Z and Stein Roe Growth & Income Fund -- Class S are the collective series of shares of Liberty Value Opportunities Fund (the "Fund") (formerly Stein Roe Advisor Select Growth & Income Fund) is a series of Liberty-Stein Roe Funds Investment Trust (the Trust), is an open-end management investment company organized as a Massachusetts business trust. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999. Class A shares are sold with a front end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class S shares and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class S and Class Z shares as defined in the Fund's prospectus. The financial highlights for Class S shares are presented in a separate annual report.

The Fund invests substantially all of its assets in SR&F Growth & Income Portfolio (the Portfolio). The Fund may issue an unlimited number of shares.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2000, the Fund owned 99.9% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses for the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS
All income, expenses (other than the Class A, Class B and Class C service fees and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class A, Class B and Class C.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee and the distribution fees applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES
No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS
Net realized and unrealized gains (losses) on foreign currency, transactions includes the fluctuations in exchange rates on gains (losses) between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FORWARD CURRENCY CONTRACTS
The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the purchases and sales of securities. The Portfolio may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contract is closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Portfolio's securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER
Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Corporate actions are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE
Stein Roe and Farnham Inc. (the Advisor) is the investment Advisor of the Portfolio and receives a monthly fee as follows:

Average Net Assets                Annual Fee Rate
------------------                ---------------
1st  $500 million                      0.60%
Next $500 million                      0.55%
Over $1 billion                        0.50%

ADMINISTRATIVE FEE
The Advisor also provides accounting and other services for a monthly fee as follows:

Average Net Assets                Annual Fee Rate
------------------                ---------------
1st  $500 million                     0.150%
Next $500 million                     0.125%
Over $1 billion                       0.100%

BOOKKEEPING FEE
The Advisor provides bookkeeping and pricing services for a monthly fee to equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average daily net assets over $50 million.

TRANSFER AGENT FEE
Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services to the Fund and receives reimbursement for certain out of pocket expenses. Transfer agent fees are computed at an annual rate of 0.236% of the average daily net assets attributable to Class A, Class B, Class C and Class Z. Transfer agent fees for Class S shares are described in the Fund's Class S prospectus. The Portfolio pays a monthly fee to the Transfer Agent equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $629 on sales of the Fund's Class A shares and received contingent deferred sales charges of $0, $442 and $200 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75%, annually, of the average net assets attributable to Class A, Class B and Class C net assets, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A distribution fee so that it will not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor to dealers who sold such shares.

OTHER
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

NOTE 3. PORTFOLIO INFORMATION
During the year ended September 30, 2000, purchases and sales of investments, other than short-term obligations, were $94,293,158 and $162,582,773, respectively.

Unrealized appreciation (depreciation) for the year ended September 30, 2000 based on cost of investments for federal income tax purposes was:

    Gross unrealized appreciation                            $151,293,959
    Gross unrealized depreciation                              (8,174,731)
                                                             ------------
      Net unrealized appreciation                            $143,119,228
                                                             ------------

OTHER
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Portfolio may purchase or sell futures contracts. The Portfolio will use these instruments to hedge against the effects of changes in the portfolio securities due to market conditions and not for trading purposes. The use of futures contracts involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of the market or stock price or interest rate trends. Any of these risks may involve amounts exceeding the variation margin recorded in the Portfolio's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust participates in unsecured line of credit agreements provided by the custodian bank consisting of two components. The committed line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trust. The uncommitted line of credit permits the Trust to borrow from the custodian at the custodian's sole discretion. The aggregate borrowings available to the Trust for the committed and uncommitted lines of credit are $200 million and $100 million, respectively. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to the trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trust as a whole. The commitment fee is included in other expenses on the Statement of Operations. For the year ended September 30, 2000, the Trust and Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
During the year ended September 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc. as a broker. Total commissions paid to Alphatrade during the year were $76,224.

At September 30, 2000, Colonial Management Associates, Inc. owned 100% of the Fund's Class Z outstanding shares.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     PERIOD ENDED SEPTEMBER 30, 2000(a)
                                               ------------------------------------------------------------------------------
                                               CLASS A               CLASS B               CLASS C               CLASS Z
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $ 26.700              $ 26.700              $ 26.700              $ 26.700
                                                   --------              --------              --------              --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (b)                     (0.002)(c)            (0.153)               (0.153)                0.070
Net realized and unrealized gain                      0.747                 0.743                 0.743                 0.735
                                                   --------              --------              --------              --------
    Total from Investment Operations                  0.749                 0.590                 0.590                 0.805
                                                   --------              --------              --------              --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                           (0.009)              --                    --                     (0.065)
                                                   --------              --------              --------              --------
NET ASSET VALUE, END OF PERIOD                     $ 27.440              $ 27.290              $ 27.290              $ 27.440
                                                   --------              --------              --------              --------
Total return (d)(e)                                   2.81%(f)              2.21%                 2.21%                 3.03%
                                                   --------              --------              --------              --------

RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                       1.40%(c)              2.10%                 2.10%                 1.10%
Net investment income (g)(h)                          0.01%(c)            (0.69)%               (0.69)%                 0.31%
Net assets at end of period (000)                    $  397              $  1,772                $  106                  $  1

(a) Class A, Class B, Class C and Class Z were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per shares data was calculated using average shares outstanding during the period.
(c) Net of fees waived by the Distributor which amounted to $0.012 per share and 0.05% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(g) Annualized.
(h) The benefits derived from custody credits and directed brokerage transactions had no impact.


-----------------------------------------------------------------------------------------------------------------------------------
Federal Income Tax information (unaudited)
For the fiscal year ended September 30, 2000, the Fund designates long-term capital gains of $50,353,451.
-----------------------------------------------------------------------------------------------------------------------------------

SR&F GROWTH & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  YEARS ENDED SEPTEMBER 30,                    PERIOD ENDED
                                                       ---------------------------------------------           SEPTEMBER 30,
                                                         2000              1999               1998                1997(a)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets              0.64%            0.63%(b)           0.65%               0.65%(c)
Ratio of net investment income to average net
  assets                                                 0.83%            1.22%(b)           1.44%               2.04%(c)
Portfolio turnover rate                                    29%               7%                11%                  7%

(a) From commencement of operations on February 3, 1997.

(b) During the year ended September 30, 1999, the Portfolio experienced a one-time reduction in its expenses of two basis points as a result of expenses accrued in a prior period. The Portfolio's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.
(c) Annualized.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST AND SR&F BASE TRUST AND CLASS A, CLASS B, CLASS C, AND CLASS Z SHAREHOLDERS OF LIBERTY VALUE OPPORTUNITIES FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A, Class B, Class C, and Class Z financial highlights present fairly, in all material respects, the financial position of Liberty Value Opportunities Fund (the "Fund") (formerly Stein Roe Advisor Select Growth & Income Fund) (a series of Liberty-Stein Roe Funds Investment Trust) and Stein Roe Growth & Income Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets and the Class A, Class B, Class C, and Class Z financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2000

TRUSTEES & TRANSFER AGENT

TRUSTEES

JOHN A. BACON, JR.
Private Investor

WILLIAM W. BOYD
Chairman and Director, Sterling Plumbing Group, Inc.

LINSDAY COOK
Senior Vice President, Liberty Financial Companies, Inc.

DOUGLAS A. HACKER
Senior Vice President and Chief Financial Officer, United Airlines

JANET LANGFORD KELLY
Senior Vice President - Corporate Development, Secretary and General Counsel, Kellogg Co.

CHARLES R. NELSON
Van Voorhis Professor of Political Economy, University of Washington

JOSEPH R. PALOMBO
Executive Vice President and Director, Colonial Management Associates

THOMAS C. THEOBALD
Managing Partner, William Blair Capital Partners

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Value Opportunities Fund is:

Liberty Funds Services, Inc.~P.O. Box 1722~Boston, MA  02105-1722~1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Value Opportunities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
--------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY VALUE OPPORTUNITIES FUND      ANNUAL REPORT
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S

           Liberty Funds Distributor, Inc. (C)2000
           One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
           www.libertyfunds.com

                                               763-02/197D-0900 (11/00) 00/2016